UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Legg Mason Charles Street Trust, Inc.

Name of Fund:

100 Light Street

Baltimore, MD 21202

Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 – Schedule of Investments

Batterymarch U.S. Small Capitalization Equity Portfolio

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.8%
Consumer Discretionary — 10.9%
Auto Components — 0.5%
ArvinMeritor Inc.	96,500	$1,258,360

Hotels, Restaurants and Leisure — 2.9%
Bally Technologies Inc., Class A	61,300	1,856,164	A
Bob Evans Farms Inc.	35,672	973,489
Burger King Holdings Inc.	36,300	891,528
Jack in the Box Inc.	47,400	1,000,140	A
Panera Bread Co.	17,400	885,660	A
WMS Industries Inc.	59,780	1,827,474	A

		7,434,455

Household Durables — 0.8%
Tupperware Brands Corp.	76,100	2,102,643

Internet and Catalog Retail — 0.7%
Priceline.com Inc.	25,500	1,744,965	A

Leisure Equipment and Products — 0.3%
Callaway Golf Co.	56,197	790,692

Media — 0.1%
Marvel Entertainment Inc.	10,600	361,884	A

Multiline Retail — 1.2%
Big Lots Inc.	106,700	2,969,461	A

Specialty Retail — 1.5%
Aeropostale Inc.	53,800	1,727,518	A
Gymboree Corp.	11,200	397,600	A
Rent-A-Center Inc.	78,850	1,756,778	A

		3,881,896

Textiles, Apparel and Luxury Goods — 2.9%
Fossil Inc.	66,700	1,882,941	A
Maidenform Brands Inc.	44,180	641,052	A
Perry Ellis International Inc.	59,200	882,672	A
The Warnaco Group Inc.	28,100	1,272,649	A
UniFirst Corp.	24,900	1,072,941
Wolverine World Wide Inc.	58,530	1,548,704

		7,300,959

Consumer Staples — 1.4%
Food Products — 1.1%
Ralcorp Holdings Inc.	26,100	1,759,401	A
TreeHouse Foods Inc.	36,100	1,072,170	A

		2,831,571

Personal Products — 0.3%
American Oriental Bioengineering Inc.	128,690	835,198	A

Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Energy — 8.6%
Energy Equipment and Services — 2.3%
Basic Energy Services Inc.	29,010	$617,913	A
Dawson Geophysical Co.	8,042	375,481	A
Gulfmark Offshore Inc.	20,760	931,709	A
Oil States International Inc.	32,200	1,138,270	A
Pioneer Drilling Co.	98,025	1,303,732	A
Willbros Group Inc.	56,660	1,501,490	A

		5,868,595

Oil, Gas and Consumable Fuels — 6.3%
Comstock Resources Inc.	40,750	2,039,538	A
Concho Resources Inc.	45,500	1,256,255	A
Energy Partners Ltd.	49,600	430,032	A
General Maritime Corp.	29,150	567,842
Mariner Energy Inc.	55,652	1,140,866	A
McMoRan Exploration Co.	55,900	1,321,476	A
PetroQuest Energy Inc.	46,650	716,078	A
Quest Resource Corp.	26,708	71,043	A
Rosetta Resources Inc.	56,300	1,033,668	A
Ship Finance International Ltd.	5,700	122,892
Stone Energy Corp.	11,403	482,689	A
Swift Energy Co.	49,670	1,921,732	A
W&T Offshore Inc.	22,015	600,789
Walter Industries Inc.	27,750	1,316,738
Whiting Petroleum Corp.	15,400	1,097,404	A
Williams Partners LP	10,600	274,010
World Fuel Services Corp.	70,638	1,626,793

		16,019,845

Financials — 20.3%
Commercial Banks — 6.1%
Bank of Hawaii Corp.	14,770	789,456
City Holding Co.	12,900	545,025
CVB Financial Corp.	36,800	511,520
First Commonwealth Financial Corp.	88,600	1,193,442
First Merchants Corp.	21,200	483,360
FirstMerit Corp.	78,970	1,658,370
Glacier Bancorp Inc.	56,200	1,392,074
National Penn Bancshares Inc.	75,800	1,106,680
NBT Bancorp Inc.	34,200	1,023,264
Old Second Bancorp Inc.	9,300	172,236
Oriental Financial Group Inc.	65,700	1,173,402
Southside Bancshares Inc.	3,500	88,200
SVB Financial Group	41,800	2,421,056	A
Tompkins Financial Corp.	8,150	411,575
UMB Financial Corp.	33,300	1,748,916

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Financials — Continued
Commercial Banks — Continued
Westamerica Bancorporation	14,800	$851,444

		15,570,020

Consumer Finance — 2.9%
Cash America International Inc.	48,500	1,747,940
Dollar Financial Corp.	107,270	1,650,885	A
EZCORP Inc.	168,700	3,171,560	A
World Acceptance Corp.	26,800	964,800	A

		7,535,185

Diversified Financial Services — 0.5%
Interactive Brokers Group Inc.	59,406	1,317,031	A

Insurance — 4.4%
Aspen Insurance Holdings Ltd.	124,000	3,410,000
CNA Surety Corp.	36,100	602,870	A
First Mercury Financial Corp.	26,100	371,925	A
IPC Holdings Ltd.	25,800	779,418
National Financial Partners Corp.	51,500	772,500
Platinum Underwriters Holdings Ltd.	87,360	3,099,533
ProAssurance Corp.	14,000	784,000	A
Safety Insurance Group Inc.	5,400	204,822
SeaBright Insurance Holdings	87,950	1,143,350	A

		11,168,418

Real Estate Investment Trusts (REITs) — 5.2%
Anworth Mortgage Asset Corp.	97,300	576,016
Associated Estates Realty Corp.	16,300	212,389
Capstead Mortgage Corp.	32,580	356,751
Corporate Office Properties Trust	2,200	88,770
DuPont Fabros Technology Inc.	28,700	437,675
Equity Lifestyle Properties Inc.	18,900	1,002,267
Highwoods Properties Inc.	54,800	1,948,688
Home Properties Inc.	10,100	585,295
Inland Real Estate Corp.	52,400	822,156
LTC Properties Inc.	18,500	542,420
National Retail Properties Inc.	85,450	2,046,528
OMEGA Healthcare Investors Inc.	59,450	1,168,787
Senior Housing Properties Trust	60,570	1,443,383
Sunstone Hotel Investors Inc.	49,800	672,300
Tanger Factory Outlet Centers Inc.	31,900	1,396,901

		13,300,326

Thrifts and Mortgage Finance — 1.2%
Dime Community Bancshares	42,800	651,416
Entertainment Properties Trust	31,280	1,711,642
OceanFirst Financial Corp.	4,500	81,540
Provident New York Bancorp	44,600	589,612

Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Financials — Continued
Thrifts and Mortgage Finance — Continued
United Financial Bancorp Inc.	9,700	$144,045

		3,178,255

Health Care — 17.8%
Biotechnology — 4.1%
Cubist Pharmaceuticals Inc.	158,950	3,533,459	A
Enzon Pharmaceuticals Inc.	18,700	138,006	A
Martek Biosciences Corp.	99,400	3,123,148	A
OSI Pharmaceuticals Inc.	76,250	3,758,362	A

		10,552,975

Health Care Equipment and Supplies — 4.9%
CONMED Corp.	34,400	1,100,800	A
Cutera Inc.	53,800	570,818	A
Cynosure Inc.	32,150	576,771	A
Invacare Corp.	86,620	2,091,007
Kensey Nash Corp.	39,180	1,232,603	A
Merit Medical Systems Inc.	28,300	531,191	A
Sirona Dental Systems Inc.	70,800	1,648,224	A
STERIS Corp.	83,950	3,154,841
Symmetry Medical Inc.	20,300	376,768	A
Zoll Medical Corp.	37,578	1,229,552	A

		12,512,575

Health Care Providers and Services — 5.1%
Amedisys Inc.	45,878	2,232,882	A
AMERIGROUP Corp.	91,500	2,309,460	A
AmSurg Corp.	19,650	500,486	A
Apria Healthcare Group Inc.	36,350	663,024	A
Centene Corp.	69,650	1,428,522	A
Healthspring Inc.	109,450	2,315,962	A
Molina Healthcare Inc.	49,440	1,532,640	A
Psychiatric Solutions Inc.	53,300	2,022,735	A
Res-Care Inc.	9,720	176,321	A

		13,182,032

Life Sciences Tools and Services — 1.1%
Bio-Rad Laboratories Inc.	10,900	1,080,408	A
Bruker Corp.	129,830	1,730,634	A

		2,811,042

Pharmaceuticals — 2.6%
Perrigo Co.	85,460	3,286,792
Sciele Pharma Inc.	44,750	1,377,852
The Medicines Co.	30,183	700,849	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Health Care — Continued
Pharmaceuticals — Continued
ViroPharma Inc.	96,550	$1,266,736	A

		6,632,229

Industrials — 13.2%
Aerospace and Defense — 0.4%
Esterline Technologies Corp.	28,350	1,122,377	A

Airlines — 0.7%
Hawaiian Holdings Inc.	94,700	878,816	A
Republic Airways Holdings Inc.	90,500	922,195	A

		1,801,011

Building Products — 0.1%
Ameron International Corp.	1,800	128,970

Commercial Services and Supplies — 3.5%
Comfort Systems USA Inc.	158,600	2,118,896
Knoll Inc.	102,750	1,553,580
Metalico Inc.	101,110	596,549	A
RSC Holdings Inc.	89,600	1,017,856	A
Standard Parking Corp.	44,100	979,902	A
Sykes Enterprises Inc.	69,400	1,524,024	A
TeleTech Holdings Inc.	76,200	947,928	A
Viad Corp.	11,700	336,843

		9,075,578

Construction and Engineering — 0.9%
EMCOR Group Inc.	51,700	1,360,744	A
Perini Corp.	34,600	892,334	A

		2,253,078

Electrical Equipment — 2.1%
Energy Conversion Devices Inc.	10,200	594,150	A
EnerSys	111,619	2,200,010	A
GrafTech International Ltd.	163,350	2,468,219	A

		5,262,379

Machinery — 2.7%
Bucyrus International Inc.	33,700	1,505,716
Chart Industries Inc.	11,200	319,872	A
CIRCOR International Inc.	15,500	673,165
Columbus McKinnon Corp.	49,500	1,166,715	A
L.B. Foster Co.	51,200	1,557,504	A
Robbins and Myers Inc.	37,444	1,158,143
Xerium Technologies Inc.	75,900	488,796

		6,869,911

Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Industrials — Continued
Marine — 0.4%
Genco Shipping and Trading Ltd.	20,600	$684,744
Ultrapetrol Bahamas Ltd.	40,200	315,570	A

		1,000,314

Professional Services — 1.2%
Administaff Inc.	35,900	977,198
CRA International Inc.	3,604	99,038	A
Volt Information Sciences Inc.	30,311	272,193	A
Watson Wyatt Worldwide Inc.	35,950	1,787,793

		3,136,222

Road and Rail — 1.0%
Marten Transport Ltd.	22,500	438,975	A
Old Dominion Freight Line Inc.	33,636	953,244	A
Werner Enterprises Inc.	53,600	1,163,656

		2,555,875

Trading Companies and Distributors — 0.2%
Houston Wire & Cable Co.	27,808	477,463

Information Technology — 14.8%
Communications Equipment — 2.9%
3Com Corp.	842,325	1,962,617	A
Adtran Inc.	14,100	274,809
Avocent Corp.	110,346	2,257,679	A
Emulex Corp.	80,600	860,002	A
Plantronics Inc.	3,900	87,828
Powerwave Technologies Inc.	508,875	2,015,145	A
ViaSat Inc.	4,100	96,678	A

		7,554,758

Computers and Peripherals — 0.6%
Avid Technology Inc.	25,200	606,312	A
Quantum Corp.	387,100	418,068	A
Synaptics Inc.	11,340	342,695	A
Xyratex Ltd.	16,010	178,191	A

		1,545,266

Electronic Equipment, Instruments & Components — 1.6%
Anixter International Inc.	27,919	1,661,460	A
CTS Corp.	34,000	434,520
Multi-Fineline Electronix Inc.	19,900	294,321	A
SYNNEX Corp.	67,850	1,515,769	A
Tech Data Corp.	2,400	71,640	A

		3,977,710

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Information Technology — Continued
Internet Software and Services — 2.8%
Interwoven Inc.	136,900	$1,933,028	A
United Online Inc.	249,914	2,351,691
Websense Inc.	125,100	2,795,985	A

		7,080,704

IT Services — 2.1%
Ciber Inc.	158,100	1,105,119	A
CSG Systems International Inc.	73,100	1,281,443	A
ManTech International Corp.	10,368	614,719	A
Ness Technologies Inc.	37,400	428,978	A
SAIC Inc.	87,000	1,760,010	A
TNS Inc.	8,600	166,582	A

		5,356,851

Semiconductors and Semiconductor Equipment — 1.6%
Amkor Technology Inc.	180,300	1,148,511	A
Silicon Image Inc.	155,800	831,972	A
Skyworks Solutions Inc.	151,650	1,267,794	A
Verigy Ltd.	57,476	935,709	A

		4,183,986

Software — 3.2%
JDA Software Group Inc.	39,850	606,118	A
Mentor Graphics Corp.	28,436	322,749	A
Parametric Technology Corp.	67,000	1,232,800	A
Progress Software Corp.	59,550	1,547,704	A
SPSS Inc.	10,400	305,344	A
Sybase Inc.	132,650	4,061,743	A

		8,076,458

Materials — 6.8%
Chemicals — 3.4%
CF Industries Holdings Inc.	11,750	1,074,655
Innophos Holdings Inc.	40,510	987,634
Koppers Holdings Inc.	64,908	2,428,208
LSB Industries Inc.	57,814	800,724	A
Olin Corp.	57,300	1,111,620
Solutia Inc.	53,500	749,000	A
Terra Industries Inc.	56,150	1,650,810

		8,802,651

Containers and Packaging — 1.5%
Greif Inc.	35,833	2,351,361
Rock-Tenn Co.	37,450	1,497,251

		3,848,612

Batterymarch U.S. Small Capitalization Equity Portfolio - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Materials — Continued
Metals and Mining — 1.9%
Compass Minerals International Inc.	35,400	$1,854,606
Northgate Minerals Corp.	308,900	407,748	A
Olympic Steel Inc.	36,673	1,081,487
Reliance Steel and Aluminum Co.	36,336	1,379,678

		4,723,519

Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.0%
Cincinnati Bell Inc.	490,100	1,514,409	A
Premiere Global Services Inc.	72,900	1,024,974	A

		2,539,383

Wireless Telecommunication Services — 0.8%
Centennial Communications Corp.	148,080	924,019	A
Syniverse Holdings Inc.	31,600	524,876	A
USA Mobility Inc.	49,600	545,600	A

		1,994,495

Utilities — 3.2%
Electric Utilities — 2.1%
Central Vermont Public Service Corp.	7,100	166,424
El Paso Electric Co.	97,490	2,047,290	A
Hawaiian Electric Industries Inc.	69,900	2,034,789
UIL Holdings Corp.	35,915	1,232,962

		5,481,465

Multi-Utilities — 1.1%
Avista Corp.	73,350	1,592,429
NorthWestern Corp.	48,210	1,211,517

		2,803,946

Total Common Stocks and Equity Interests (Cost — $261,698,197)		252,813,594

Repurchase Agreement — 0.9%
JPMorgan Chase and Co. 1.00%, dated 9/30/08, to be repurchased at $2,298,272 on 10/1/08 (Collateral: $2,350,000 Federal Home Loan Bank Bond, 2.817%, due 9/10/09, value $2,347,803)	$2,298,208	2,298,208

Total Repurchase Agreements (Cost — $2,298,208)		2,298,208

Total Investments — 99.7% (Cost — $263,996,405)B		255,111,802
Other Assets Less Liabilities — 0.3%		893,902

Net Assets — 100.0%		$256,005,704

Net Asset Value Per Share:

Institutional Class	$7.87

Financial Intermediary Class	$7.72

A	Non-income producing.

Quarterly Report to Shareholders         9

B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,614,013
Gross unrealized depreciation	(29,498,616)

Net unrealized depreciation	$(8,884,603)

1

Global Opportunities Bond Fund

September 30, 2008 (Unaudited)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 94.8%
U.S. Government and Agency Obligations — 4.9%
Fixed Rate Securities — 4.9%
Fannie Mae	6.000%	4/18/36	$6,855,000		$7,047,694
United States Treasury Bonds	6.500%	11/15/26	5,042,000		6,330,468

Total U.S. Government and Agency Obligations (Cost — $13,119,105)					13,378,162
Foreign Government Obligations — 50.2%
Bank Negara Malaysia Monetary Notes	3.833%	9/28/11	14,405,000	MYR	4,166,407
Canadian Government Bond	6.000%	6/1/11	7,916,000	CAD	8,038,673
Federative Republic of Brazil	12.500%	1/5/16	19,020,000	BRL	10,099,378
Government of Indonesia	11.000%	11/15/20	19,830,000,000	IDR	1,815,959
Government of Indonesia	9.500%	7/15/23	14,620,000,000	IDR	1,165,225
Government of Indonesia	10.000%	9/15/24	32,600,000,000	IDR	2,683,768
Government of Malaysia	3.756%	4/28/11	30,630,000	MYR	8,855,900
Government of Malaysia	3.718%	6/15/12	15,670,000	MYR	4,500,392
Government of New Zealand	6.000%	4/15/15	7,910,000	NZD	5,271,119
Government of Poland	5.250%	10/25/17	35,830,000	PLN	14,236,605
Government of Singapore	2.625%	4/1/10	7,930,000	SGD	5,607,001
Government of Sweden	4.000%	12/1/09	45,120,000	SEK	6,515,268
Mexican Bonos	7.750%	12/14/17	73,540,000	MXN	6,409,282
Mexican Bonos	7.500%	6/3/27	74,600,000	MXN	6,151,889
New South Wales Treasury Corp.	6.000%	5/1/12	6,890,000	AUD	5,465,366
New South Wales Treasury Corp.	5.500%	3/1/17	19,745,000	AUD	15,078,832
Province of Ontario	6.250%	6/16/15	730,000	NZD	475,480
Queensland Treasury Corp.	6.000%	10/14/15	7,530,000	AUD	5,985,809
Republic of South Africa	10.000%	2/28/09	1,286,666	ZAR	153,636
Republic of South Africa	13.000%	8/31/10	76,230,000	ZAR	9,702,915
United Kingdom Treasury Bond	4.750%	9/7/15	3,490,000	GBP	6,369,128
United Kingdom Treasury Bond	4.000%	9/7/16	4,510,000	GBP	7,864,549

Total Foreign Government Obligations (Cost — $147,324,352)					136,612,581
Yankee BondsA — 1.8%
Electric Utilities — 0.7%
E. ON International Finance BV	6.650%	4/30/38	1,845,000		1,791,984	B

Electronic Equipment, Instruments & Components — 1.1%
Tyco Electronics Group SA	6.550%	10/1/17	1,520,000		1,462,675
Tyco Electronics Group SA	7.125%	10/1/37	1,750,000		1,653,580

					3,116,255

Total Yankee Bonds (Cost — $5,230,072)					4,908,239
Corporate Bonds and Notes — 15.5%
Biotechnology — 0.6%
Biogen Idec Inc.	6.875%	3/1/18	1,770,000		1,745,224

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Capital Markets — 0.5%
The Goldman Sachs Group Inc.	6.750%	10/1/37	$1,811,000		$1,209,006

Commercial Banks — 1.9%
Fifth Third Bancorp	8.250%	3/1/38	2,490,000		1,888,705
Inter-American Development Bank	11.500%	2/5/09	195,000,000	ISK	1,829,416
International Bank for Reconstruction & Development	11.500%	3/6/09	157,000,000	ISK	1,471,436

					5,189,557

Computers and Peripherals — 0.3%
Dell Inc.	6.500%	4/15/38	1,060,000		929,064	B

Diversified Financial Services — 1.6%
General Electric Capital Corp.	7.625%	12/10/14	3,200,000	NZD	2,086,507
Svensk Exportkredit AB	7.625%	7/10/14	3,290,000	NZD	2,306,065

					4,392,572

Food and Staples Retailing — 1.1%
Wal-Mart Stores Inc.	6.500%	8/15/37	1,715,000		1,609,123
Wal-Mart Stores Inc.	6.200%	4/15/38	1,347,000		1,228,733

					2,837,856

Food Products — 0.9%
Kraft Foods Inc.	7.000%	8/11/37	2,655,000		2,484,026

Health Care Equipment and Supplies — 1.5%
AstraZeneca PLC	6.450%	9/15/37	3,155,000		3,016,656
Covidien International Finance SA	6.550%	10/15/37	971,000		933,515

					3,950,171

Health Care Providers and Services — 0.9%
UnitedHealth Group Inc.	6.625%	11/15/37	3,023,000		2,541,279

Insurance — 0.5%
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	1,395,000		1,351,353	B

Media — 2.5%
Comcast Corp.	6.450%	3/15/37	335,000		270,198
Comcast Corp.	6.950%	8/15/37	1,750,000		1,492,668
Comcast Corp.	6.400%	5/15/38	1,015,000		811,949
Time Warner Cable Inc.	7.300%	7/1/38	3,580,000		3,184,625
Viacom Inc.	6.875%	4/30/36	1,385,000		1,110,327

					6,869,767

Multiline Retail — 0.3%
Target Corp.	6.500%	10/15/37	775,000		711,920

Pharmaceuticals — 1.5%
Abbott Laboratories	6.150%	11/30/37	758,000		709,385
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,675,000		1,521,786
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,910,000		1,793,093

					4,024,264

Software — 0.6%
Oracle Corp.	6.500%	4/15/38	1,848,000		1,680,091

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Water Utilities — 0.8%
American Water Capital Corp.	6.593%	10/15/37	$2,532,000	$2,261,810

Total Corporate Bonds and Notes (Cost — $49,346,379)				42,177,960

Mortgage-Backed Securities — 14.8%
Fixed Rate Securities — 12.4%
Citigroup Mortgage Alternative Loan Trust 2007-A4 1A5	5.750%	4/25/37	1,591,957	1,139,122
Countrywide Alternative Loan Trust 2005-26CB A6	5.500%	7/25/35	1,795,000	1,289,596
Countrywide Alternative Loan Trust 2005-J10 1A16	5.500%	10/25/35	1,310,000	988,559
Countrywide Alternative Loan Trust 2005-46CB A20	5.500%	10/25/35	1,067,217	692,984
Countrywide Alternative Loan Trust 2006-43CB 1A6	6.000%	2/25/37	2,044,407	1,503,148
Countrywide Alternative Loan Trust 2007-22 2A16	6.500%	9/25/37	2,829,588	1,995,745
Countrywide Home Loans 2007-3 A12	6.000%	4/25/37	1,680,000	1,268,978
Countrywide Home Loans 2005-7 A2	5.750%	5/25/37	1,635,000	1,164,905
Credit Suisse Mortgage Capital Certificates 2007-2 3A4	5.500%	3/25/37	2,415,000	1,707,201
Credit Suisse Mortgage Capital Certificates 2008-2R 1A1	6.000%	7/25/37	2,395,892	1,945,165	B
JPMorgan Alternative Loan Trust 2008-R2 A1	6.000%	11/25/36	2,977,066	2,417,005	B
JPMorgan Alternative Loan Trust 2008-R4 1A1	6.000%	12/27/36	5,923,561	4,886,938	B
MASTR Resecuritization Trust 2008-1 A1	6.000%	9/27/37	1,850,661	1,687,571	B
Prime Mortgage Trust 2006-2 1A14	6.250%	11/25/36	1,483,448	1,044,398
RBSGC Mortgage Pass Through Certificates 2008-A A1	5.500%	11/25/35	2,518,435	2,133,588	B
WaMu Mortgage Pass Through Certificates 2005-6 2A1	5.500%	8/25/35	1,007,000	719,769
Wells Fargo Mortgage Backed Securities Trust 2007-11 A36	6.000%	8/25/37	4,220,000	3,358,813
Wells Fargo Mortgage Backed Securities Trust 2007-11 A88	6.000%	8/25/37	2,977,547	2,417,396
Wells Fargo Mortgage Backed Securities Trust 2007-11 A90	6.000%	8/25/37	1,751,988	1,422,396

				33,783,277

Variable Rate SecuritiesC — 2.4%
Deutsche Mortgage Securities Inc. 2008-RS1 3A1	5.650%	8/28/36	1,977,867	1,685,740	B
Deutsche Mortgage Securities Inc. 2007-RS8 3A1	5.650%	9/28/36	2,003,451	1,708,282	B
MASTR Resecuritization Trust 2008-4 A1	6.000%	6/27/36	2,251,114	2,015,645	B
Thornburg Mortgage Securities Trust 2005-3 B1	5.180%	10/25/35	1,417,391	862,946
Thornburg Mortgage Securities Trust 2005-4 B1	5.342%	12/25/35	545,910	318,409

				6,591,022

Total Mortgage-Backed Securities (Cost — $45,848,740)				40,374,299

U.S. Government Agency Mortgage-Backed Securities — 7.6%
Fixed Rate Securities — 7.6%
Fannie Mae	5.000%	9/1/38	6,705,000	6,529,571
Freddie Mac	5.000%	9/1/38	14,565,000	14,196,875

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $20,425,016)				20,726,446

Total Long-Term Securities (Cost — $281,293,664)				258,177,687

	Rate	Maturity Date	Par	Value
Short-Term Securities — 1.5%
Repurchase Agreement — 1.5%
JPMorgan Chase and Co. 1.00%, dated 9/30/08, to be repurchased at $4,156,772 on 10/1/08 (Collateral: $4,250,000 Federal Home Loan Bank bond, 2.817%, due 9/10/09, value $4,246,026)			$4,156,657	$4,156,657

Total Short-Term Securities (Cost — $4,156,657)				4,156,657

Total Investments — 96.3% (Cost — $285,450,321)D				262,334,344
Other Assets Less Liabilities — 3.7%				9,941,563

Net Assets — 100.0%				$272,275,907

Net Asset Value Per Share:
Institutional Class				$9.67

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Barclays Bank PLC	10/3/2008	ISK	$96,880,000	USD	$1,031,187	$(118,724)
Barclays Bank PLC	11/10/2008	AUD	1,810,000	USD	1,599,370	(171,120)
Barclays Bank PLC	11/10/2008	USD	7,585,968	AUD	8,511,000	870,038
Morgan Stanley	1/22/2009	USD	13,134,999	GBP	7,395,000	(46,856)
Barclays Bank PLC	1/26/2009	TRY	5,460,000	USD	4,215,240	(103,936)

						$429,402

A	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
B	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.28% of net assets.
C	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
D	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$798,350
Gross unrealized depreciation	(23,914,327)

Net unrealized depreciation	$(23,115,977)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
GBP	—	British Pound
IDR	—	Indonesian Rupiah
ISK	—	Iceland Krona
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

If the security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Batterymarch U.S. Small Capitalization Equity Portfolio

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$255,111,802	$252,813,594	$2,298,208	$—
Investment in Securities – liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$255,111,802	$252,813,594	$2,298,208	—

Global Opportunities Bond Fund

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$262,334,344	$—	$262,334,344	$—
Other Financial Instruments*	429,402	—	429,402	—

Total	$262,763,746	—	$262,763,746	—

*	Other financial instruments includes forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commision’s website (www.sec.gov.).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods, (2) and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date: November 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski

   Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date: November 19, 2008